RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Parties and Related Party Transactions

Name of Related Parties	Relationship with the Company

Vincent Tianquan Mo	Executive chairman of the board of directors and controlling shareholder of the Company

Richard Jiangong Dai	Director of the board up until February 25, 2016

Wall Street Global Training Center, Inc.	A company under the control of Vincent Tianquan Mo

Beihai Silver Beach 1 Hotel and Property Management Company, Ltd. (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Che Tian Xia Company Ltd.	A company under the control of Vincent Tianquan Mo

Shanghai Yuyue Electronic Technology Development Co., Ltd (“Shanghai Yuyue”)	A company under the control of Vincent Tianquan Mo

China Index Holdings and its subsidiaries (“CIH”)	A company under the control of Vincent Tianquan Mo and the Company can exercise significant influence

Next Decade Technology Limited	A company under the control of Vincent Tianquan Mo

Media Partner Investments Limited	A company under the control of Vincent Tianquan Mo

Chongqing Wanli New Energy CO., LTD (“Wanli”)	Equity method investment

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$

Office building leased from:
- Vincent Tianquan Mo	159	162	156
Management fee incurred:
- Beihai Silver Beach	501	523	697
Listing service fee incurred:
- CIH	—	—	2,331
Office building leased to:
- CIH	—	—	615
IT service income from:
- CIH	—	—	756
Software license income from:
- CIH	—	—	40
Receipt of call option for acquisition of ordinary shares of CIH (Note 5) from:
- Next Decade Technology Limited and Media Partner Investments Limited	—	—	693
Acquisition of Class B ordinary shares of CIH (Note 5) from:
- Next Decade Technology Limited and Media Partner Investments Limited	—	—	29,950
Disposal of subsidiaries to:
- Shanghai Yuyue	—	—	7,394

Related party balances

	As of December 31,
	2018	2019
	US$	US$
Amounts due from a related party:
- Beihai Silver Beach	—	369
- Wanli	—	275
	—	644

	As of December 31,
	2018	2019
	US$	US$
Amounts due to a related party:
- Beihai Silver Beach	19	—
- Shanghai Yuyue	—	8,910
- CIH	—	317
	19	9,227